Critical accounting estimates and judgements (Details)	12 Months Ended
Dec. 31, 2024
Critical accounting estimates and judgements
Refund of sales taxes	100.00%
Minimum
Critical accounting estimates and judgements
Sales tax receivable	80.00%
Maximum
Critical accounting estimates and judgements
Sales tax receivable	100.00%
Canada
Critical accounting estimates and judgements
Period of sales tax receivable balance	12 months
USA
Critical accounting estimates and judgements
Period of sales tax receivable balance	12 months
Mexico
Critical accounting estimates and judgements
Period of sales tax receivable balance	36 months